Authorization and Basis of Preparation - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of basis of preparation [Abstract]
Employee benefits provision	32.00%	35.00%